Organization and Nature of Operations - Schedule of Financial Information of VIEs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Current assets:
Cash and cash equivalents		$ 45,673	$ 285,668
Short-term investments		382,039	469,636
Accounts receivable, net	[1]	32,803	32,619
Prepayments and other current assets		7,326	8,801
Held-for-sale assets		17,004	0
Total current assets		485,479	797,686
Non-current assets:
Property and equipment, net		12,946	19,194
Long-term investments		94,159	53,925
Operating lease right-of-use assets		2,344	7,436		$ 6,500
Intangible assets		2,727	6,697
Other non-current assets		2,888	3,919
Total non-current assets		315,236	147,313
Total assets		800,715	944,999
Current liabilities:
Accounts payable		10,103	5,309
Advances from customers		8,352	9,068
Taxes payable		1,867	2,435
Current operating lease liabilities		1,932	3,957
Total current liabilities		71,653	73,803
Non-current liabilities:
Long term payable		55	495
Long-term operating lease liabilities		340	3,452
Deferred tax liabilities		407	988
Total non-current liabilities		802	4,935
Total liabilities		72,455	78,738
Income Statement [Abstract]
Total revenues		160,670	167,982	$ 133,564
Net (loss) income		(120,380)	(72,355)	(3,115)
Statement of Cash Flows [Abstract]
Net cash and cash equivalents generated from operating activities		(52,380)	(20,000)	6,564
Net cash and cash equivalents used in investing activities		(144,062)	(57,690)	(535,052)
Third-party Revenues
Income Statement [Abstract]
Total revenues		85,686	114,617	115,254
VIE
Current assets:
Cash and cash equivalents		2,135	2,786
Short-term investments		10,359	7,547
Accounts receivable, net		21,739	24,625
Amounts due from related parties		2,338	10,109
Prepayments and other current assets		424	1,259
Held-for-sale assets	[2]	82
Total current assets		37,077	46,326
Non-current assets:
Property and equipment, net		4,025	7,639
Long-term investments		8,500	16,919
Operating lease right-of-use assets		442	766
Intangible assets		151	231
Other non-current assets		2,048	312
Total non-current assets		15,166	25,867
Total assets		52,243	72,193
Current liabilities:
Accounts payable		8,129	3,751
Amounts due to a related party (Note 21)		54,210	44,394
Advances from customers		2,348	1,491
Taxes payable		336	241
Current operating lease liabilities		294	459
Accrued expenses and other current liabilities		11,299	15,721
Total current liabilities		76,616	66,057
Non-current liabilities:
Long term payable		19	228
Long-term operating lease liabilities		134	305
Deferred tax liabilities		32	43
Total non-current liabilities		185	576
Total liabilities		76,801	66,633
Income Statement [Abstract]
Net (loss) income		(32,039)	(5,660)	1,247
Statement of Cash Flows [Abstract]
Net cash and cash equivalents generated from operating activities		12,478	15,740	3,918
Net cash and cash equivalents used in investing activities		(13,057)	$ (15,316)	(18,865)
Cash balance recorded in held-for-sale assets		$ (72)
VIE | Inter-company Revenues
Income Statement [Abstract]
Total revenues				$ 577

[1]	The allowance for current expected credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(j) for the Company’s CECL policy.
[2]	Held-for-sale assets was related to Zhonghuan Chuanyin, which was disposed subsequently in connection with the Group’s selling its customer engagement cloud business of Easemob to a third party (Note 15).